Quarterly Holdings Report
for

Fidelity Advisor Freedom® Income Fund

June 30, 2019

AFF-QTLY-0819
1.818360.114

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.4% 7/5/19 to 9/26/19 (a)
(Cost $89,737)	90,000	89,752
	Shares	Value

Domestic Equity Funds - 10.9%
Fidelity Advisor Series Equity Growth Fund (b)	149,381	$2,177,981
Fidelity Advisor Series Growth Opportunities Fund (b)	96,235	1,445,444
Fidelity Advisor Series Small Cap Fund (b)	97,943	1,076,391
Fidelity Series All-Sector Equity Fund (b)	99,742	1,000,411
Fidelity Series Commodity Strategy Fund (b)	1,434,079	6,754,514
Fidelity Series Large Cap Stock Fund (b)	253,627	3,799,330
Fidelity Series Large Cap Value Index Fund (b)	32,060	413,259
Fidelity Series Opportunistic Insights Fund (b)	109,997	2,036,037
Fidelity Series Small Cap Opportunities Fund (b)	96,481	1,344,940
Fidelity Series Stock Selector Large Cap Value Fund (b)	200,096	2,463,187
Fidelity Series Value Discovery Fund (b)	189,634	2,434,905
TOTAL DOMESTIC EQUITY FUNDS
(Cost $21,139,191)		24,946,399

International Equity Funds - 9.4%
Fidelity Series Canada Fund (b)	55,813	609,483
Fidelity Series Emerging Markets Fund (b)	88,384	849,367
Fidelity Series Emerging Markets Opportunities Fund (b)	401,254	7,659,943
Fidelity Series International Growth Fund (b)	345,094	5,618,137
Fidelity Series International Small Cap Fund (b)	81,885	1,328,989
Fidelity Series International Value Fund (b)	552,701	5,322,506
Fidelity Series Overseas Fund (b)	15,803	158,660
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $16,840,636)		21,547,085

Bond Funds - 56.9%
Fidelity Series Emerging Markets Debt Fund (b)	179,596	1,747,469
Fidelity Series Floating Rate High Income Fund (b)	40,285	374,646
Fidelity Series High Income Fund (b)	175,973	1,675,264
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,047,234	30,502,816
Fidelity Series International Credit Fund (b)	11,877	121,024
Fidelity Series Investment Grade Bond Fund (b)	7,495,076	85,668,715
Fidelity Series Long-Term Treasury Bond Index Fund (b)	993,910	9,253,305
Fidelity Series Real Estate Income Fund (b)	103,091	1,143,284
TOTAL BOND FUNDS
(Cost $124,921,259)		130,486,523

Short-Term Funds - 22.8%
Fidelity Cash Central Fund 2.42% (c)	379,316	379,392
Fidelity Series Government Money Market Fund 2.44% (b)(d)	41,767,080	41,767,080
Fidelity Series Short-Term Credit Fund (b)	1,006,055	10,110,848
TOTAL SHORT-TERM FUNDS
(Cost $52,140,292)		52,257,320
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $215,131,115)		229,327,079
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(117,883)
NET ASSETS - 100%		$229,209,196

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	4	Sept. 2019	$384,660	$8,326	$8,326

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $89,752.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,889
Total	$1,889

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$2,450,563	$40,582	$424,493	$--	$112,602	$(1,273)	$2,177,981
Fidelity Advisor Series Growth Opportunities Fund	1,688,943	26,783	334,989	--	102,502	(37,795)	1,445,444
Fidelity Advisor Series Small Cap Fund	1,088,957	19,885	84,180	--	4,838	46,891	1,076,391
Fidelity Series All-Sector Equity Fund	989,640	25,237	54,560	--	(5,102)	45,196	1,000,411
Fidelity Series Canada Fund	463,666	131,953	19,342	--	34	33,172	609,483
Fidelity Series Commodity Strategy Fund	5,210,189	1,848,858	229,188	--	(3,870)	(71,475)	6,754,514
Fidelity Series Emerging Markets Debt Fund	1,713,377	65,524	56,601	25,895	278	24,891	1,747,469
Fidelity Series Emerging Markets Fund	816,980	74,423	27,710	--	(501)	(13,825)	849,367
Fidelity Series Emerging Markets Opportunities Fund	7,625,209	174,715	363,223	--	(3,126)	226,368	7,659,943
Fidelity Series Floating Rate High Income Fund	371,523	14,089	12,129	5,597	(144)	1,307	374,646
Fidelity Series Government Money Market Fund 2.44%	40,063,769	3,182,890	1,479,579	247,546	--	--	41,767,080
Fidelity Series High Income Fund	1,979,688	66,269	392,731	26,660	4,594	17,444	1,675,264
Fidelity Series Inflation-Protected Bond Index Fund	29,612,624	1,222,739	1,032,985	31,081	7,107	693,331	30,502,816
Fidelity Series International Credit Fund	116,665	790	--	790	--	2,845	121,024
Fidelity Series International Growth Fund	5,299,749	131,444	188,096	--	(769)	375,809	5,618,137
Fidelity Series International Small Cap Fund	1,285,533	31,756	45,299	--	(1,073)	58,072	1,328,989
Fidelity Series International Value Fund	5,092,008	241,849	188,096	--	(4,255)	181,000	5,322,506
Fidelity Series Investment Grade Bond Fund	84,271,921	3,312,805	3,798,910	673,631	36,247	1,846,652	85,668,715
Fidelity Series Large Cap Stock Fund	4,132,298	98,740	526,396	28,123	64,306	30,382	3,799,330
Fidelity Series Large Cap Value Index Fund	458,775	7,711	70,484	--	10,840	6,417	413,259
Fidelity Series Long-Term Treasury Bond Index Fund	10,268,926	320,899	1,847,750	71,220	84,081	427,149	9,253,305
Fidelity Series Opportunistic Insights Fund	2,237,855	37,741	367,911	--	33,721	94,631	2,036,037
Fidelity Series Overseas Fund	--	158,275	--	--	--	385	158,660
Fidelity Series Real Estate Income Fund	1,120,004	42,722	38,006	16,111	398	18,166	1,143,284
Fidelity Series Short-Term Credit Fund	10,063,420	323,109	356,289	69,871	310	80,298	10,110,848
Fidelity Series Small Cap Opportunities Fund	1,396,674	24,755	124,650	--	350	47,811	1,344,940
Fidelity Series Stock Selector Large Cap Value Fund	2,729,219	45,857	428,176	--	13,322	102,965	2,463,187
Fidelity Series Value Discovery Fund	2,677,903	45,451	361,943	--	32,002	41,492	2,434,905
Total	$225,226,078	$11,717,851	$12,853,716	$1,196,525	$488,692	$4,278,306	$228,857,935

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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